LEASES (Details Narrative)	12 Months Ended
Dec. 31, 2025
Office equipment [member]
IfrsStatementLineItems [Line Items]
Lease expiration	12 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Lease expiration	3 years